File No. 33-02633
                                          Rule 497(e)

                    STEIN ROE INCOME TRUST
                    Stein Roe Income Fund
                    Stein Roe High Yield Fund

       Supplement to Prospectus Dated November 1, 1996
                 _________________________

     Stephen F. Lockman was named portfolio manager of Stein
Roe Income Fund and SR&F High Yield Portfolio on March 3,
1997.

     Associate portfolio manager of Income Fund since October 1995 and of High Yield Portfolio since its inception in November 1996, Mr. Lockman joined the Adviser in January 1994. As a senior research analyst for the Adviser's fixed income department from 1994 to 1997, Mr. Lockman has broad expertise in the fixed income markets, with specialties in the high yield sector and the aerospace, broadcasting, entertainment, insurance, mining/metals, paper/forest products, printing, publishing and real estate industries.
In addition, he served as the fixed income department's sovereign debt analyst from 1994 to 1997, evaluating securities for its more than $1 billion portfolio of dollar-denominated foreign investments. Mr. Lockman previously served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994, and as a trust investment officer for LaSalle National Bank from 1983 to 1987. A chartered financial analyst, Mr. Lockman earned a bachelor's degree in 1983 from the University of Illinois and a master's degree in 1986 from DePaul University.

          This Supplement is Dated March 4, 1997

                 STEIN ROE INCOME TRUST
                  Stein Roe Income Fund

    Supplement to Defined Contribution Plans Prospectus
                 Dated November 1, 1996
                _________________________

     Stephen F. Lockman was named portfolio manager of Stein
Roe Income Fund on March 3, 1997.

     Associate portfolio manager of Income Fund since October 1995, Mr. Lockman joined the Adviser in January 1994. As a senior research analyst for the Adviser's fixed income department from 1994 to 1997, Mr. Lockman has broad expertise in the fixed income markets, with specialties in the high yield sector and the aerospace, broadcasting, entertainment, insurance, mining/metals, paper/forest products, printing, publishing and real estate industries. In addition, he served as the fixed income department's sovereign debt analyst from 1994 to 1997, evaluating securities for its more than $1 billion portfolio of dollar-denominated foreign investments. Mr. Lockman previously served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994, and as a trust investment officer for LaSalle National Bank from 1983 to 1987. A chartered financial analyst, Mr. Lockman earned a bachelor's degree in 1983 from the University of Illinois and a master's degree in 1986 from DePaul University.

           This Supplement is Dated March 4, 1997